August 2, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.20549

Re:

Variable Insurance Trust

Dear Sir/Madam:

On behalf of Variable Insurance Trust (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933.  The main purpose of this filing is to add one new fund to the Trust: Vice Fund Portfolio (the “Fund”).The Fund is substantially identical to the retail version of the Fund called the Vice Fund, a series of USA Mutuals, File Number 811-10319.  The Trust currently does not intend to complete the registration of the previously filed series.

If you have any questions, please contact JoAnnStrasser at (614) 469-3265.

Very truly yours,

/s/

ThompsonHine LLP